Document and Entity Information	Jul. 31, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 31, 2024
Entity Registrant Name	Valley National Bancorp
Entity Incorporation State Country Code	NJ
Entity File Number	1-11277
Entity Tax Identification Number	22-2477875
Entity Address Address Line 1	One Penn Plaza
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10119
City Area Code	973
Local Phone Number	305-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000714310
Amendment Flag	false
Common Stock, No Par Value [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	VLY
Security Exchange Name	NASDAQ
Non-Cumulative Perpetual Preferred Stock, Series A, No Par Value [Member]
Document Information [Line Items]
Security 12b Title	Non-Cumulative Perpetual Preferred Stock, Series A, no par value
Trading Symbol	VLYPP
Security Exchange Name	NASDAQ
Non-Cumulative Perpetual Preferred Stock, Series B, No Par Value [Member]
Document Information [Line Items]
Security 12b Title	Non-Cumulative Perpetual Preferred Stock, Series B, no par value
Trading Symbol	VLYPO
Security Exchange Name	NASDAQ